CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 36,164	$ 42,886
Restricted bank deposit	36	32
Trade receivables (net of allowances for doubtful accounts amounted to $9 as of June 30, 2017 and December 31, 2016)	10,674	4,388
Inventories	468	623
Other account receivables and prepaid expenses	1,429	1,960
Total current assets	48,771	49,889
SEVERANCE PAY FUND	3,077	2,788
OTHER LONG-TERM RECEIVABLES	361	375
PROPERTY AND EQUIPMENT, NET	1,697	1,516
Total assets	53,906	54,568
CURRENT LIABILITIES:
Trade payables	2,008	2,820
Employees and payroll accruals	3,515	3,541
Deferred revenues and advances from customers	805	2,593
Other accounts payable and accrued expenses	2,357	2,081
Total current liabilities	8,685	11,035
NON-CURRENT LIABILITIES:
Deferred revenues	127	123
Accrued severance pay	3,608	3,267
Total non-current liabilities	3,735	3,390
Total liabilities	12,420	14,425
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Share capital: Ordinary Shares of NIS 0.20 par value: Authorized: 20,000,000 shares at June 30, 2017 and December 31, 2016; 11,725,421 and 11,622,260 shares issued and 11,689,389 and 11,586,228 shares outstanding at June 30, 2017 and December 31, 2016, respectively	530	523
Additional paid-in capital	100,163	98,283
Accumulated other comprehensive loss	(2,563)	(2,559)
Accumulated deficit	(56,644)	(56,104)
Total shareholders' equity	41,486	40,143
Total liabilities and shareholders' equity	$ 53,906	$ 54,568